Offerings - Offering: 1	Dec. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	23,688,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 23,688,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,626.63
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $23,688,000.